16. FUTURE MINIMUM RENTAL INCOME UNDER OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2014
Future Minimum Rental Income Under Operating Leases Tables
Future minimum rental income under operating leases
Year Ending December 31,	Future Minimum Rentals
2015	8,822
2016	6,483
2017	2,253
Later years	—
Total	$17,558